Expense Example - Hartford Disciplined Equity HLS Fund	IA Year 1	IA Year 3	IA Year 5	IA Year 10	IB Year 1	IB Year 3	IB Year 5	IB Year 10	IC Year 1	IC Year 3	IC Year 5	IC Year 10
USD ($)	65	205	357	798	91	284	493	1,096	116	362	628	1,386